Loans - Summary of Carrying Amount of Loans Based on Internal Risk Rating Grades (Detail) - CAD ($) $ in Millions	9 Months Ended	12 Months Ended
	Jul. 31, 2020	Oct. 31, 2019	Apr. 30, 2020	Jul. 31, 2019
Disclosure of internal credit grades [line items]
Gross residential mortgages	$ 216,469	$ 208,652
ECL allowance	3,347	1,915	$ 3,064	$ 1,771
Net loans	414,457	398,108
Gross personal	41,723	43,651
Gross credit card	11,427	12,755
Gross business and government	148,185	134,965
Exceptionally Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	141,993	142,260
Gross personal	22,234	24,258
Gross credit card	2,813	3,015
Very Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	45,957	37,140
Gross personal	3,639	5,674
Gross credit card	1,094	1,225
Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	18,670	18,325
Gross personal	9,697	6,537
Gross credit card	5,308	5,893
Medium [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	4,806	6,519
Gross personal	4,329	5,314
Gross credit card	1,644	1,909
High [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	1,523	1,173
Gross personal	972	915
Gross credit card	414	548
Default [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	782	597
Gross personal	161	164
Gross business and government	1,443	866
Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	2,738	2,638
Gross personal	691	789
Gross credit card	154	165
Gross business and government	558	876
Investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	51,625	47,051
Non investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	90,923	84,223
Watch list [member]
Disclosure of internal credit grades [line items]
Gross business and government	3,636	1,949
Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	301	211
Net loans	216,168	208,441
Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	822	553
Net loans	40,901	43,098
Credit card [member]
Disclosure of internal credit grades [line items]
ECL allowance	642	420
Net loans	10,785	12,335
Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	1,582	731
Net loans	146,603	134,234
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	202,902	200,184
ECL allowance	769		704	514
Net loans	383,857	377,911
Gross personal	36,623	38,259
Gross credit card	9,340	11,288
Gross business and government	135,761	128,706
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Exceptionally Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	141,988	142,260
Gross personal	22,234	24,258
Gross credit card	2,813	3,015
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Very Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	44,196	37,140
Gross personal	3,590	4,321
Gross credit card	1,028	1,142
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	12,937	17,315
Gross personal	8,122	4,955
Gross credit card	4,411	5,619
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Medium [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	1,171	1,207
Gross personal	1,799	3,703
Gross credit card	939	1,344
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | High [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	319	11
Gross personal	270	302
Gross credit card	2	10
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	2,291	2,251
Gross personal	608	720
Gross credit card	147	158
Gross business and government	363	752
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	51,297	46,800
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Non investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	83,491	80,780
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Watch list [member]
Disclosure of internal credit grades [line items]
Gross business and government	610	374
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	48	28
Net loans	202,854	200,156
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	142	160
Net loans	36,481	38,099
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Credit card [member]
Disclosure of internal credit grades [line items]
ECL allowance	124	129
Net loans	9,216	11,159
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	455	209
Net loans	135,306	128,497
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	12,628	7,717
ECL allowance	1,670		1,553	696
Net loans	28,925	18,975
Gross personal	4,899	5,188
Gross credit card	2,087	1,467
Gross business and government	10,981	5,348
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Exceptionally Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	5
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Very Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	1,761
Gross personal	49	1,353
Gross credit card	66	83
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	5,733	1,010
Gross personal	1,575	1,582
Gross credit card	897	274
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Medium [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	3,635	5,312
Gross personal	2,530	1,611
Gross credit card	705	565
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | High [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	1,204	1,162
Gross personal	702	613
Gross credit card	412	538
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	290	233
Gross personal	43	29
Gross credit card	7	7
Gross business and government	195	79
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	328	251
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Non investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	7,432	3,443
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Watch list [member]
Disclosure of internal credit grades [line items]
Gross business and government	3,026	1,575
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	88	43
Net loans	12,540	7,674
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	549	265
Net loans	4,350	4,923
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Credit card [member]
Disclosure of internal credit grades [line items]
ECL allowance	518	291
Net loans	1,569	1,176
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	515	146
Net loans	10,466	5,202
Stage 3 [member] | Financial instruments not credit-impaired [member]
Disclosure of internal credit grades [line items]
Net loans	1,675	1,222
Gross business and government	1,443	911
Stage 3 [member] | Financial instruments not credit-impaired [member] | Not Rated [member]
Disclosure of internal credit grades [line items]
Gross business and government		45
Stage 3 [member] | Financial instruments credit-impaired [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	939	751
Gross personal	201	204
Stage 3 [member] | Financial instruments credit-impaired [member] | Default [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	782	597
Gross personal	161	164
Gross business and government	1,443	866
Stage 3 [member] | Financial instruments credit-impaired [member] | Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	157	154
Gross personal	40	40
Stage 3 [member] | Financial instruments credit-impaired [member] | Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	165	140
Net loans	774	611
Stage 3 [member] | Financial instruments credit-impaired [member] | Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	131	128
Net loans	70	76
Stage 3 [member] | Financial instruments credit-impaired [member] | Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	612	376
Net loans	831	$ 535
Stage 3 [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of internal credit grades [line items]
ECL allowance	$ 908		$ 807	$ 561